UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

625 Madison Avenue, 3rd Floor New York, NY	10022
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste. 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2019

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (93.2%)
3SBio, Inc.* (Biotechnology)	799,000	$1,360,398
AIA Group Ltd. (Insurance)	177,800	1,812,428
AL Rajhi Bank (Banks)	32,169	589,194
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	21,123	3,656,602
Alsea SAB de CV* (Hotels, Restaurants & Leisure)	305,281	624,095
Banco do Brasil SA (Banks)	119,535	1,547,016
Baozun, Inc. ADR* (Internet & Direct Marketing Retail)	14,884	738,395
BOC Aviation Ltd. (Trading Companies & Distributors)	96,300	831,946
Capitec Bank Holdings Ltd. (Banks)	7,700	633,780
CD Projekt SA (Entertainment)	10,700	633,075
China Construction Bank Corp. (Banks)	838,000	645,178
China Mengniu Dairy Co. Ltd. (Food Products)	339,000	1,377,151
China Petroleum & Chemical (Sinopec) (Oil, Gas & Consumable Fuels)	1,230,000	792,362
China Resources Gas Group Ltd. (Gas Utilities)	84,000	428,161
Clicks Group Ltd. (Food & Staples Retailing)	40,900	581,604
Companhia de Locacao das Americas (Road & Rail)	104,550	1,374,454
Credicorp Ltd. (Banks)	2,700	588,573
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	544,000	941,397
CTBC Financial Holding Co. Ltd. (Banks)	994,000	646,559
Dabur India Ltd. (Personal Products)	160,993	998,226
DLF, Ltd. (Real Estate Management & Development)	427,694	1,105,552
DP Eurasia NV* (Hotels, Restaurants & Leisure)	461,614	471,470
FirstRand Ltd. (Diversified Financial Services)	128,195	550,626
Gail India Ltd. (Gas Utilities)	378,676	703,610
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	108,000	739,939
Grupo Financiero Banorte Sab de CV (Banks)	147,700	739,028
HDFC Bank Ltd. (Banks)	33,349	1,087,757
Huya, Inc. ADR* (Entertainment)	40,920	927,657
ICICI Bank Ltd. (Banks)	352,387	2,171,782
IHH Healthcare Berhad (Health Care Providers & Services)	1,579,100	2,191,721
KAZ Minerals PLC (Metals & Mining)	174,577	1,221,604
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	1,126,803	976,448
Mr. Price Group Ltd. (Specialty Retail)	52,431	646,089
Naspers Ltd. (Media)	9,701	2,361,422
Novatek OAO Spons GDR (Oil, Gas & Consumable Fuels)	6,400	1,336,803
Odisha Cement Ltd.* (Construction Materials)	77,643	1,040,339
Phu Nhuan Jewelry JSC (Textiles, Apparel & Luxury Goods)	343,600	1,128,623
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	143,000	1,696,146
PT Bank Central Asia TBK (Banks)	613,000	1,348,696
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)	2,699,800	825,803
Raia Drogasil SA (Food & Staples Retailing)	65,700	1,420,587
Reliance Industries Ltd.* (Oil, Gas & Consumable Fuels)	60,555	1,026,822
Rumo SA* (Road & Rail)	322,227	1,839,366
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	66,122	2,523,626
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	42,422	1,322,047
Sberbank of Russia ADR (Banks)	69,230	1,031,354
SBI Life Insurance Co. Ltd. (Insurance)	197,722	2,292,802
Security Bank Corp. (Banks)	426,130	1,528,323
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	71,298	853,819
Shinhan Financial Group Ltd. (Banks)	20,903	766,370

	Shares	Value
Common Stocks, continued
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	20,866	$1,347,279
Suzano SA (Paper & Forest Products)	127,400	1,021,404
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	245,000	2,025,629
TAL Education Group ADR* (Diversified Consumer Services)	22,586	727,269
Tencent Holdings Ltd. (Interactive Media & Services)	79,200	3,704,333
Tencent Music Entertainment Group ADR* (Entertainment)	60,330	860,909
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	67,953	1,038,660
Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	382,131	868,424
Vietnam Technological & Commercial Joint Stock Bank* (Banks)	871,050	764,294
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	228,600	674,694
X5 Retail Group NV GDR (Food & Staples Retailing)	14,110	471,130
Yandex NV* (Interactive Media & Services)	26,280	1,030,702
TOTAL COMMON STOCKS
(Cost $69,733,242)		73,211,552
Preferred Stock (1.6%)
Lojas Renner SA (Multiline Retail)	99,100	1,227,224
TOTAL PREFERRED STOCK
(Cost $1,286,484)		1,227,224
TOTAL INVESTMENTS
(Cost $71,019,726) — 94.8%		74,438,776
Other Net Assets (Liabilities) — 5.2%		4,071,058
NET ASSETS — 100.0%		$78,509,834

*	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedule of portfolio investments.

1

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2019 (Unaudited)

The Emerging Markets Fund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Banks	$14,087,904	17.9%
Biotechnology	1,360,398	1.7%
Construction Materials	1,040,339	1.3%
Diversified Consumer Services	727,269	0.9%
Diversified Financial Services	550,626	0.7%
Diversified Telecommunication Services	825,803	1.1%
Entertainment	2,421,641	3.1%
Food & Staples Retailing	3,148,015	4.0%
Food Products	1,377,151	1.8%
Gas Utilities	1,131,771	1.4%
Health Care Providers & Services	2,191,721	2.8%
Hotels, Restaurants & Leisure	2,811,952	3.5%
Insurance	5,801,376	7.4%
Interactive Media & Services	4,735,035	6.0%
Internet & Direct Marketing Retail	4,394,997	5.6%
Media	2,361,422	3.0%
Metals & Mining	1,221,604	1.6%
Multiline Retail	1,227,224	1.6%
Oil, Gas & Consumable Fuels	3,155,987	4.0%
Paper & Forest Products	1,021,404	1.3%
Personal Products	998,226	1.3%
Pharmaceuticals	1,809,821	2.3%
Real Estate Management & Development	1,105,552	1.4%
Road & Rail	3,213,820	4.1%
Semiconductors & Semiconductor Equipment	3,372,908	4.3%
Specialty Retail	646,089	0.8%
Technology Hardware, Storage & Peripherals	3,845,673	4.9%
Textiles, Apparel & Luxury Goods	2,167,283	2.8%
Trading Companies & Distributors	831,946	1.1%
Transportation Infrastructure	853,819	1.1%
Other Net Assets	4,071,058	5.2%
Total	$78,509,834	100.0%

The Emerging Markets Fund invested in securities with exposure to the following countries as of July 31, 2019:

	Value	% of Net Assets
Brazil	$8,430,051	10.8%
China	16,831,492	21.4%
Hong Kong	5,299,076	6.7%
India	12,441,998	15.8%
Indonesia	2,174,499	2.8%
Mexico	2,037,817	2.6%
Netherlands	471,470	0.6%
Peru	588,573	0.7%
Philippines	1,528,323	1.9%
Poland	633,075	0.8%
Russia	3,869,989	4.9%
Saudi Arabia	589,194	0.8%
Singapore	831,946	1.1%
South Africa	4,773,521	6.1%
South Korea	8,151,043	10.4%
Taiwan	2,672,188	3.4%
United Kingdom	1,221,604	1.6%
Vietnam	1,892,917	2.4%
Other Net Assets	4,071,058	5.2%
Total	$78,509,834	100.0%

See accompanying notes to schedule of portfolio investments.

2

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (97.5%)
3SBio, Inc.* (Biotechnology)	343,000	$584,001
AIA Group Ltd. (Insurance)	79,400	809,374
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	9,994	1,730,061
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	37,113	729,336
Baozun, Inc. ADR* (Internet & Direct Marketing Retail)	6,720	333,379
BOC Aviation Ltd. (Trading Companies & Distributors)	45,300	391,352
China Construction Bank Corp. (Banks)	267,000	205,564
China Mengniu Dairy Co. Ltd. (Food Products)	129,000	524,049
China Mobile Ltd. (Wireless Telecommunication Services)	7,000	59,587
China Petroleum & Chemical (Sinopec) (Oil, Gas & Consumable Fuels)	528,000	340,136
China Resources Gas Group Ltd. (Gas Utilities)	44,000	224,275
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	326,000	564,146
CTBC Financial Holding Co. Ltd. (Banks)	593,000	385,724
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	6,966	271,535
Dabur India Ltd. (Personal Products)	72,951	452,327
DBS Group Holdings Ltd. (Banks)	22,388	427,965
DLF, Ltd. (Real Estate Management & Development)	160,772	415,582
Gail India Ltd. (Gas Utilities)	170,380	316,580
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	56,000	383,672
Guangzhou Baiyun International Airport Co. Ltd., Class A* (Transportation Infrastructure)	216,300	551,916
Hansoh Pharmaceutical Group Co. Ltd.* (Pharmaceuticals)	22,000	59,722
HDFC Bank Ltd. (Banks)	17,392	567,281
Huya, Inc. ADR* (Entertainment)	17,139	388,541
ICICI Bank Ltd. (Banks)	155,031	955,466
IHH Healthcare Berhad (Health Care Providers & Services)	849,400	1,178,930
Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	192,939	391,689
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	505,120	437,719
Meituan Dianping, Class B* (Internet & Direct Marketing Retail)	10,200	82,851
Odisha Cement Ltd.* (Construction Materials)	36,989	495,616
Phu Nhuan Jewelry JSC (Textiles, Apparel & Luxury Goods)	121,800	400,076
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	46,000	545,614
PT Bank Central Asia TBK (Banks)	307,000	675,448
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)	1,322,800	404,612
Reliance Industries Ltd.* (Oil, Gas & Consumable Fuels)	23,319	395,417
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	21,541	671,308
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	33,594	1,282,154
Samsung Sdi Co. Ltd. (Electronic Equipment, Instruments & Components)	594	124,521
SBI Life Insurance Co. Ltd. (Insurance)	99,020	1,148,245
Security Bank Corp. (Banks)	196,210	703,711
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	37,477	448,801
Shinhan Financial Group Ltd. (Banks)	10,234	375,211
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	10,743	693,656
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	113,000	934,269

	Shares	Value
Common Stocks, continued
TAL Education Group ADR* (Diversified Consumer Services)	12,646	$407,201
Tencent Holdings Ltd. (Interactive Media & Services)	38,800	1,814,749
Tencent Music Entertainment Group ADR* (Entertainment)	27,991	399,432
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	25,900	395,881
Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	207,273	471,045
Vietnam Technological & Commercial Joint Stock Bank* (Banks)	358,820	314,843
TOTAL COMMON STOCKS
(Cost $25,712,433)		26,864,570
TOTAL INVESTMENTS
(Cost $25,712,433) — 97.5%		26,864,570
Other Net Assets (Liabilities) — 2.5%		693,707
NET ASSETS — 100.0%		$27,558,277

*	Non-income producing security
ADR	American Depositary Receipt

The Asia Fund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Banks	$4,611,213	16.6%
Biotechnology	584,001	2.1%
Construction Materials	495,616	1.8%
Diversified Consumer Services	407,201	1.5%
Diversified Telecommunication Services	404,612	1.5%
Electronic Equipment, Instruments & Components	124,521	0.5%
Entertainment	787,973	2.9%
Food Products	524,049	1.9%
Gas Utilities	540,855	2.0%
Health Care Providers & Services	1,908,266	6.9%
Hotels, Restaurants & Leisure	821,391	3.0%
Insurance	2,503,233	9.1%
Interactive Media & Services	1,814,749	6.6%
Internet & Direct Marketing Retail	2,417,826	8.8%
Oil, Gas & Consumable Fuels	1,127,242	4.1%
Personal Products	452,327	1.6%
Pharmaceuticals	1,094,913	4.0%
Real Estate Management & Development	415,582	1.5%
Semiconductors & Semiconductor Equipment	1,627,925	5.9%
Technology Hardware, Storage & Peripherals	1,953,462	7.1%
Textiles, Apparel & Luxury Goods	795,957	2.9%
Trading Companies & Distributors	391,352	1.4%
Transportation Infrastructure	1,000,717	3.6%
Wireless Telecommunication Services	59,587	0.2%
Other Net Assets	693,707	2.5%
Total	$27,558,277	100.0%

See accompanying notes to schedule of portfolio investments.

3

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	July 31, 2019 (Unaudited)

The Asia Fund invested in securities with exposure to the following countries as of July 31, 2019:

	Value	% of Net Assets
China	$8,574,826	31.1%
Hong Kong	2,624,825	9.5%
India	6,701,139	24.3%
Indonesia	1,080,060	3.9%
Philippines	703,711	2.6%
Singapore	819,317	3.0%
South Korea	4,325,780	15.7%
Taiwan	1,319,993	4.8%
Vietnam	714,919	2.6%
Other Net Assets	693,707	2.5%
Total	$27,558,277	100.0%

See accompanying notes to schedule of portfolio investments.

4

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (92.7%)
AIA Group Ltd. (Insurance)	1,163,000	$11,855,196
AL Rajhi Bank (Banks)	157,661	2,887,654
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	109,734	18,996,052
Alsea SAB de CV* (Hotels, Restaurants & Leisure)	1,477,472	3,020,442
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	277,472	5,452,817
Asian Paints Ltd. (Chemicals)	635,229	13,982,597
Banco do Brasil SA (Banks)	614,475	7,952,503
Britannia Industries Ltd.* (Food Products)	353,530	13,359,219
Capitec Bank Holdings Ltd. (Banks)	39,200	3,226,517
CD Projekt SA (Entertainment)	52,600	3,112,128
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	1,293,050	16,861,820
China Merchants Bank Co. Ltd. (Banks)	558,500	2,782,013
Chongqing Fuling Zhacai Group Co. Ltd., Class A (Food Products)	2,028,365	7,391,621
Clicks Group Ltd. (Food & Staples Retailing)	191,400	2,721,734
Companhia de Locacao das Americas (Road & Rail)	432,900	5,691,066
CP All Public Co. Ltd. (Food & Staples Retailing)	2,134,800	6,012,397
Credicorp Ltd. (Banks)	18,120	3,949,979
Crompton Greaves Consumer Electricals (Household Durables)	928,318	3,088,623
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	124,170	4,840,147
DP Eurasia NV* (Hotels, Restaurants & Leisure)	1,712,900	1,749,472
FirstRand Ltd. (Diversified Financial Services)	620,709	2,666,083
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	1,160,553	16,770,384
Godrej Consumer Products Ltd. (Personal Products)	444,341	3,859,803
Grupo Financiero Banorte Sab de CV (Banks)	806,800	4,036,884
HDFC Bank Ltd. (Banks)	420,033	13,700,373
Hindustan Unilever Ltd. (Household Products)	605,800	15,193,518
Huya, Inc. ADR* (Entertainment)	183,722	4,164,978
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	1,282,575	12,431,532
Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	1,007,520	5,118,918
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Food Products)	1,261,668	7,393,244
KAZ Minerals PLC (Metals & Mining)	701,374	4,907,870
Luckin Coffee, Inc. ADR* (Hotels, Restaurants & Leisure)	40,674	987,971
Mr. Price Group Ltd. (Specialty Retail)	197,947	2,439,232
Naspers Ltd. (Media)	45,834	11,156,934
Nestle India Ltd. (Food Products)	67,765	11,504,015
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	144,673	15,090,841
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	1,124,000	13,331,948
PT Bank Central Asia TBK (Banks)	4,205,100	9,251,876
PT Unilever Indonesia TBK (Household Products)	1,390,247	4,321,419
Raia Drogasil SA (Food & Staples Retailing)	327,200	7,074,826
Rumo SA* (Road & Rail)	1,504,911	8,590,477
Sberbank of Russia ADR (Banks)	397,906	5,927,803
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	1,014,581	12,149,971
Shenzhou International Group (Textiles, Apparel & Luxury Goods)	785,400	10,790,157
Suzano SA (Paper & Forest Products)	585,900	4,697,335
TAL Education Group ADR* (Diversified Consumer Services)	146,930	4,731,146
TCS Group Holdings PLC GDR (Banks)	270,249	5,383,360
Tencent Holdings Ltd. (Interactive Media & Services)	360,100	16,842,552
Vietnam Dairy Products JSC (Food Products)	1,431,416	7,586,607
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	1,014,500	2,994,211

	Shares	Value
Common Stocks, continued
X5 Retail Group NV GDR (Food & Staples Retailing)	85,280	$2,847,480
Yandex NV* (Interactive Media & Services)	127,401	4,996,667
TOTAL COMMON STOCKS
(Cost $345,053,383)		391,874,412
Preferred Stock (1.8%)
Lojas Renner SA (Multiline Retail)	601,640	7,450,528
TOTAL PREFERRED STOCK
(Cost $5,747,608)		7,450,528
TOTAL INVESTMENTS
(Cost $350,800,991) — 94.5%		399,324,940
Other Net Assets (Liabilities) — 5.5%		23,365,647
NET ASSETS — 100.0%		$422,690,587

*	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Emerging Markets Great Consumer Fund invested in the following industries as of July 31, 2019:

	Value	% of Net Assets
Banks	$59,098,962	14.0%
Chemicals	13,982,597	3.3%
Diversified Consumer Services	19,821,987	4.7%
Diversified Financial Services	2,666,083	0.6%
Entertainment	7,277,106	1.7%
Food & Staples Retailing	21,650,648	5.1%
Food Products	64,005,090	15.1%
Health Care Providers & Services	5,452,817	1.3%
Hotels, Restaurants & Leisure	27,738,623	6.6%
Household Durables	3,088,623	0.7%
Household Products	19,514,937	4.6%
Insurance	25,187,144	6.0%
Interactive Media & Services	21,839,219	5.2%
Internet & Direct Marketing Retail	23,836,199	5.6%
Media	11,156,934	2.6%
Metals & Mining	4,907,870	1.2%
Multiline Retail	7,450,528	1.8%
Paper & Forest Products	4,697,335	1.1%
Personal Products	3,859,803	0.9%
Pharmaceuticals	12,431,532	2.9%
Road & Rail	14,281,543	3.4%
Specialty Retail	2,439,232	0.6%
Textiles, Apparel & Luxury Goods	10,790,157	2.6%
Transportation Infrastructure	12,149,971	2.9%
Other Net Assets	23,365,647	5.5%
Total	$422,690,587	100.0%

See accompanying notes to schedule of portfolio investments.

5

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2019 (Unaudited)

The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2019:

	Value	% of Net Assets
Brazil	$41,456,735	9.8%
China	165,556,377	39.1%
Cyprus	5,383,360	1.3%
Hong Kong	11,855,196	2.8%
India	80,140,965	19.0%
Indonesia	13,573,295	3.2%
Mexico	10,051,537	2.4%
Netherlands	1,749,472	0.4%
Peru	3,949,979	0.9%
Philippines	5,118,918	1.2%
Poland	3,112,128	0.7%
Russia	13,771,950	3.3%
Saudi Arabia	2,887,654	0.7%
South Africa	22,210,500	5.3%
Thailand	6,012,397	1.4%
United Kingdom	4,907,870	1.2%
Vietnam	7,586,607	1.8%
Other Net Assets	23,365,647	5.5%
Total	$422,690,587	100.0%

See accompanying notes to schedule of portfolio investments.

6

Mirae Asset Discovery Funds
Notes to Schedule of Portfolio Investments	July 31, 2019 (Unaudited)

1. Organization

Mirae Asset Discovery Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). As of July 31, 2019, the Trust is comprised of the following three funds: Emerging Markets Fund, Asia Fund and Emerging Markets Great Consumer Fund. Each may be referred to individually as a "Fund" and collectively as the "Funds." Two other funds, the Mirae Asset Emerging Markets Great Consumer VIT Fund, and the Mirae Asset Emerging Markets VIT Fund, have not yet commenced operations.

Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase.  Class C Shares that are no longer subject to a deferred sales charge may be converted to Class A Shares of the same Fund on the basis of relative net asset values. No sales charges are assessed with respect to Class I Shares of the Funds.  No sales charges are assessed with respect to Class I Shares of the Funds.

2. Significant Accounting Policies

The Funds are investment companies and accordingly follow accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investments Companies, as amended. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the value that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, "fair value" of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts ("ADRs") as well as other "hybrid" forms of depositary receipts, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the "Manager") determines that the closing market prices do not represent the securities' current value because of an intervening "significant event") will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service or by the Manager's Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short-term traders.

Mirae Asset Discovery Funds
Notes to Schedule of Portfolio Investments	July 31, 2019 (Unaudited)

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical assets
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 —	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities, including foreign equity securities, are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security).

A summary of the valuations as of July 31, 2019, based upon the three levels defined above, are identified below for each Fund.

	Level 1	Level 2	Total Investments
Emerging Markets Fund
Common Stock*	$17,770,751	$55,440,801	$73,211,552
Preferred Stock*	1,227,224	–	1,227,224
Total Investments	$18,997,975	$55,440,801	$74,438,776

	Level 1	Level 2	Total Investments
Asia Fund
Common Stock*	$3,589,871	$23,274,699	$26,864,570
Total Investments	$3,589,871	$23,274,699	$26,864,570

	Level 1	Level 2	Total Investments
Emerging Markets Great Consumer Fund
Common Stock*	$107,198,885	$284,675,527	$391,874,412
Preferred Stock*	7,450,528	–	7,450,528
Total Investments	$114,649,413	$284,675,527	$399,324,940

 * For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

 i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

 ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Mirae Asset Discovery Funds
Notes to Schedule of Portfolio Investments	July 31, 2019 (Unaudited)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount.  Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Investment Risks

Asset Allocation Risk

Each Fund's ability to achieve its investment objective will depend, in part on the investment manager's ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager's evaluations and assumptions may be incorrect in view of actual market condition.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund's holdings, including industry and/or geographical composition, as relevant.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds' loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company's financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Growth Investing Risk

Investments in growth-focused companies may be more volatile than other stocks or the market as a whole.  Growth-focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market.  The price of securities issued by growth-focused companies may be more sensitive to the companies' current or expected earnings.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By (Signature and Title)	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date 9/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date 9/20/2019

By (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date 9/20/2019